UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22114
Name of Registrant: Vanguard Montgomery Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2018
Item 1: Schedule of Investments

Vanguard Market Neutral Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value•
		Shares	($000)
Common Stocks—Long Positions (98.6%)
Consumer Discretionary (14.0%)
^,*,† RH		108,578	10,345
†	Tailored Brands Inc.	383,789	9,618
†	Wynn Resorts Ltd.	52,172	9,514
†	Lear Corp.	49,968	9,299
†	Ralph Lauren Corp. Class A	82,898	9,268
*,†	Liberty Media Corp-Liberty SiriusXM A	224,372	9,222
^,*,† Conn's Inc.		268,271	9,121
†	New York Times Co. Class A	377,216	9,091
*,†	Deckers Outdoor Corp.	97,729	8,799
*,†	Sleep Number Corp.	249,702	8,777
†	H&R Block Inc.	340,905	8,662
†	Best Buy Co. Inc.	121,784	8,524
*,†	Weight Watchers International Inc.	133,698	8,519
†	Winnebago Industries Inc.	225,260	8,470
†	PetMed Express Inc.	201,203	8,400
†	Hilton Worldwide Holdings Inc.	106,305	8,373
†	Children's Place Inc.	59,582	8,058
†	Bloomin' Brands Inc.	280,944	6,821
†	KB Home	236,243	6,721
*,†	Michael Kors Holdings Ltd.	96,258	5,976
*,†	Live Nation Entertainment Inc.	131,830	5,555
†	MDC Holdings Inc.	181,121	5,057
	Gannett Co. Inc.	502,207	5,012
*,†	Penn National Gaming Inc.	183,070	4,807
*,†	Burlington Stores Inc.	35,650	4,747
†	News Corp. Class B	280,450	4,515
*	Crocs Inc.	261,579	4,251
*	Gray Television Inc.	317,731	4,035
*	Scientific Games Corp.	94,674	3,938
*,†	MSG Networks Inc.	173,178	3,914
	John Wiley & Sons Inc. Class A	60,108	3,829
	World Wrestling Entertainment Inc. Class A	80,986	2,916
	Abercrombie & Fitch Co.	103,247	2,500
*,†	Cooper-Standard Holdings Inc.	16,830	2,067
†	Big Lots Inc.	41,951	1,826
	Lithia Motors Inc. Class A	10,954	1,101
			231,648
Consumer Staples (3.7%)
†	National Beverage Corp.	93,855	8,355
†	Sanderson Farms Inc.	69,640	8,289
*,†	HRG Group Inc.	502,454	8,285
†	Costco Wholesale Corp.	42,994	8,101
*,†	Boston Beer Co. Inc. Class A	35,915	6,790
*,†	Pilgrim's Pride Corp.	268,892	6,617
	Medifast Inc.	43,688	4,083
†	Nu Skin Enterprises Inc. Class A	54,804	4,040
	MGP Ingredients Inc.	39,500	3,539

	Estee Lauder Cos. Inc. Class A	15,698	2,350
			60,449
Energy (6.3%)
†	Delek US Holdings Inc.	259,480	10,561
†	PBF Energy Inc. Class A	291,986	9,898
†	Marathon Petroleum Corp.	134,856	9,859
†	HollyFrontier Corp.	190,883	9,327
†	ConocoPhillips	156,691	9,290
†	Valero Energy Corp.	97,586	9,053
^,†	CVR Energy Inc.	280,568	8,479
*,†	ProPetro Holding Corp.	518,471	8,239
*,†	McDermott International Inc.	1,194,272	7,273
*,†	Laredo Petroleum Inc.	664,441	5,787
*,†	Unit Corp.	269,354	5,322
^,†	RPC Inc.	260,898	4,704
*	Denbury Resources Inc.	820,609	2,249
*	Solaris Oilfield Infrastructure Inc. Class A	112,648	1,865
	Arch Coal Inc. Class A	9,668	888
	Peabody Energy Corp.	21,878	799
			103,593
Financials (19.5%)
†	Walker & Dunlop Inc.	191,039	11,352
†	Universal Insurance Holdings Inc.	304,107	9,701
†	Synovus Financial Corp.	187,209	9,349
†	Comerica Inc.	94,677	9,082
†	SunTrust Banks Inc.	132,296	9,001
†	Aflac Inc.	204,134	8,933
†	Fifth Third Bancorp	280,700	8,912
†	Regions Financial Corp.	475,846	8,841
†	Zions Bancorporation	167,494	8,832
†	PNC Financial Services Group Inc.	58,267	8,812
†	JPMorgan Chase & Co.	79,551	8,748
†	Primerica Inc.	89,726	8,667
*,†	Green Dot Corp. Class A	134,474	8,628
*,†	Essent Group Ltd.	201,987	8,597
†	BankUnited Inc.	211,415	8,452
†	Torchmark Corp.	99,605	8,384
†	Citizens Financial Group Inc.	198,839	8,347
†	TCF Financial Corp.	361,765	8,252
*,†	Credit Acceptance Corp.	24,418	8,068
†	Unum Group	169,456	8,068
†	American Equity Investment Life Holding Co.	273,961	8,043
†	Lincoln National Corp.	108,372	7,918
†	Federated Investors Inc. Class B	230,736	7,707
†	CIT Group Inc.	144,424	7,438
†	Nelnet Inc. Class A	139,759	7,325
†	Bank of NT Butterfield & Son Ltd.	157,843	7,084
*,†	Flagstar Bancorp Inc.	195,662	6,926
†	Ameriprise Financial Inc.	46,425	6,868
†	First American Financial Corp.	115,808	6,796
†	CNO Financial Group Inc.	306,855	6,650
*,†	MGIC Investment Corp.	497,068	6,462
†	Reinsurance Group of America Inc. Class A	41,611	6,408
	Legg Mason Inc.	146,444	5,953
†	Washington Federal Inc.	166,701	5,768
†	Bank of America Corp.	184,875	5,544

†	Allstate Corp.	58,257	5,523
†	MSCI Inc. Class A	36,775	5,497
†	East West Bancorp Inc.	82,931	5,186
*	Encore Capital Group Inc.	112,520	5,086
*	Third Point Reinsurance Ltd.	267,323	3,729
	First Citizens BancShares Inc. Class A	7,625	3,151
	Houlihan Lokey Inc. Class A	61,372	2,737
	FNF Group	59,412	2,378
	Santander Consumer USA Holdings Inc.	131,774	2,148
	Brown & Brown Inc.	54,482	1,386
	Kemper Corp.	23,660	1,349
	Ally Financial Inc.	48,312	1,312
*	NMI Holdings Inc. Class A	52,605	871
	BB&T Corp.	16,357	851
	Cadence BanCorp Class A	30,454	829
			321,949
Health Care (9.6%)
*,†	Veeva Systems Inc. Class A	146,412	10,691
*,†	Medpace Holdings Inc.	265,023	9,252
*,†	Charles River Laboratories International Inc.	85,604	9,137
*,†	Centene Corp.	85,191	9,104
*,†	Align Technology Inc.	35,591	8,938
*,†	Halozyme Therapeutics Inc.	453,279	8,880
†	Humana Inc.	31,688	8,519
*,†	WellCare Health Plans Inc.	43,538	8,430
†	Chemed Corp.	30,278	8,262
†	Bruker Corp.	260,415	7,792
*,†	Myriad Genetics Inc.	254,053	7,507
*,†	PRA Health Sciences Inc.	88,713	7,360
*,†	Sangamo Therapeutics Inc.	381,130	7,242
†	Cigna Corp.	43,064	7,224
†	Anthem Inc.	31,648	6,953
*,†	Corcept Therapeutics Inc.	418,676	6,887
*,†	Tivity Health Inc.	157,740	6,254
*	Haemonetics Corp.	74,539	5,453
*,†	Exelixis Inc.	232,664	5,154
	UnitedHealth Group Inc.	15,217	3,256
*	Novocure Ltd.	94,980	2,071
^,*	Omeros Corp.	155,276	1,734
*	Impax Laboratories Inc.	88,900	1,729
	Zoetis Inc.	15,846	1,323
			159,152
Industrials (13.2%)
*,†	TriNet Group Inc.	215,280	9,972
*,†	XPO Logistics Inc.	95,179	9,690
†	Old Dominion Freight Line Inc.	63,759	9,371
*,†	Continental Building Products Inc.	322,799	9,216
*,†	Harsco Corp.	443,520	9,159
†	SkyWest Inc.	166,419	9,053
†	Quad/Graphics Inc.	346,809	8,792
*,†	United Rentals Inc.	50,804	8,775
†	Terex Corp.	231,229	8,650
†	Boeing Co.	25,604	8,395
†	Caterpillar Inc.	56,721	8,359
†	Copa Holdings SA Class A	64,451	8,290
†	Allison Transmission Holdings Inc.	210,740	8,231

*,†	Meritor Inc.	397,200	8,166
*,†	Cimpress NV	52,733	8,158
†	Oshkosh Corp.	101,150	7,816
†	Triton International Ltd.	248,593	7,607
*,†	Rush Enterprises Inc. Class A	178,458	7,583
†	Owens Corning	90,130	7,246
†	GATX Corp.	104,812	7,179
*	Avis Budget Group Inc.	152,485	7,142
†	ManpowerGroup Inc.	47,747	5,496
*,†	TrueBlue Inc.	186,485	4,830
†	Greenbrier Cos. Inc.	61,729	3,102
	H&E Equipment Services Inc.	73,599	2,833
*,†	AECOM	77,244	2,752
*	Echo Global Logistics Inc.	95,266	2,629
	Werner Enterprises Inc.	71,804	2,621
	Insperity Inc.	36,305	2,525
*	TransUnion	38,354	2,178
*	KLX Inc.	30,196	2,146
*	Generac Holdings Inc.	44,834	2,058
	ArcBest Corp.	63,552	2,037
*	On Assignment Inc.	20,728	1,697
	Pentair plc	17,720	1,207
	Harris Corp.	5,274	851
*	Atlas Air Worldwide Holdings Inc.	13,527	818
	Kennametal Inc.	18,254	733
†	Spirit AeroSystems Holdings Inc. Class A	6,310	528
	KBR Inc.	26,685	432
			218,323
Information Technology (16.0%)
^,*,† Match Group Inc.		232,995	10,354
*,†	Square Inc.	203,357	10,005
*,†	Hortonworks Inc.	466,339	9,499
*,†	Five9 Inc.	314,453	9,368
*,†	CACI International Inc. Class A	61,402	9,293
†	Booz Allen Hamilton Holding Corp. Class A	239,940	9,291
*,†	RingCentral Inc. Class A	145,877	9,263
*,†	ON Semiconductor Corp.	374,711	9,165
†	HP Inc.	398,588	8,737
*,†	Micron Technology Inc.	167,153	8,715
*	SMART Global Holdings Inc.	174,240	8,684
*,†	Pure Storage Inc. Class A	434,464	8,668
*,†	VMware Inc. Class A	69,547	8,434
*,†	KEMET Corp.	464,196	8,416
†	CDW Corp.	118,575	8,337
*,†	Ultra Clean Holdings Inc.	423,423	8,151
*,†	First Solar Inc.	113,148	8,031
*,†	Sykes Enterprises Inc.	275,357	7,969
*,†	Amkor Technology Inc.	778,561	7,887
*,†	Zebra Technologies Corp.	56,226	7,826
*	Etsy Inc.	278,663	7,819
*,†	Extreme Networks Inc.	690,877	7,648
*,†	Dell Technologies Inc. Class V	99,909	7,314
*	Apptio Inc. Class A	257,344	7,293
*,†	Electro Scientific Industries Inc.	367,756	7,109
*,†	TTM Technologies Inc.	446,076	6,821
†	SYNNEX Corp.	54,093	6,405
*,†	Appfolio Inc.	137,563	5,619

*,†	Arista Networks Inc.	19,000	4,851
†	TTEC Holdings Inc.	146,639	4,502
^,*	Ichor Holdings Ltd.	158,583	3,839
†	CSG Systems International Inc.	78,758	3,567
*	Axcelis Technologies Inc.	132,832	3,268
*	Virtusa Corp.	63,426	3,074
*,†	Anixter International Inc.	37,862	2,868
*	Control4 Corp.	123,849	2,660
*	Varonis Systems Inc.	29,401	1,779
*	Blucora Inc.	50,221	1,235
*	New Relic Inc.	13,441	996
	Avnet Inc.	12,900	539
			265,299
Materials (7.4%)
†	Westlake Chemical Corp.	84,041	9,341
†	Louisiana-Pacific Corp.	317,879	9,145
†	Boise Cascade Co.	220,873	8,526
†	Chemours Co.	174,463	8,498
†	CF Industries Holdings Inc.	224,528	8,471
*,†	Freeport-McMoRan Inc.	479,429	8,424
†	Huntsman Corp.	286,737	8,387
†	Tronox Ltd. Class A	454,348	8,378
†	Kronos Worldwide Inc.	370,070	8,364
^,†	Warrior Met Coal Inc.	297,845	8,343
*,†	Alcoa Corp.	185,407	8,336
†	Greif Inc. Class A	154,003	8,047
	Rayonier Advanced Materials Inc.	277,075	5,949
	Schnitzer Steel Industries Inc.	152,300	4,927
	United States Steel Corp.	125,320	4,410
*	AdvanSix Inc.	106,456	3,702
*	SunCoke Energy Inc.	70,963	763
	Valvoline Inc.		—
			122,011
Real Estate (5.5%)
†	Xenia Hotels & Resorts Inc.	444,365	8,763
†	Pebblebrook Hotel Trust	253,271	8,700
†	Gaming and Leisure Properties Inc.	256,343	8,580
*,†	CBRE Group Inc. Class A	180,314	8,514
*	SBA Communications Corp. Class A	49,088	8,390
†	Lexington Realty Trust	992,009	7,807
†	Hospitality Properties Trust	265,093	6,718
†	Select Income REIT	331,335	6,454
	Jones Lang LaSalle Inc.	36,799	6,427
†	Ryman Hospitality Properties Inc.	51,236	3,968
	CoreSite Realty Corp.	36,806	3,690
	Getty Realty Corp.	119,629	3,017
	DCT Industrial Trust Inc.	40,964	2,308
	Chatham Lodging Trust	112,395	2,152
†	Weyerhaeuser Co.	46,633	1,632
	Apple Hospitality REIT Inc.	79,660	1,400
	Preferred Apartment Communities Inc. Class A	78,733	1,117
	PotlatchDeltic Corp.	20,321	1,058
	Extra Space Storage Inc.	9,990	873
	Park Hotels & Resorts Inc.		—
			91,568

Telecommunication Services (0.3%)
* Boingo Wireless Inc.	189,592	4,696

Utilities (3.1%)
† FirstEnergy Corp.	283,772	9,651
† NRG Energy Inc.	301,483	9,204
† Exelon Corp.	235,341	9,181
† CenterPoint Energy Inc.	309,014	8,467
† National Fuel Gas Co.	135,903	6,992
† Entergy Corp.	67,821	5,343
* Vistra Energy Corp.	151,066	3,147
		51,985
Total Common Stocks—Long Positions (Cost $1,375,891)		1,630,673
Common Stocks Sold Short (-98.4%)
Consumer Discretionary (-14.5%)
Tapestry Inc.	(184,326)	(9,697)
ILG Inc.	(311,203)	(9,682)
Dick's Sporting Goods Inc.	(274,581)	(9,624)
* TripAdvisor Inc.	(234,989)	(9,609)
* Gentherm Inc.	(278,576)	(9,458)
* Chipotle Mexican Grill Inc. Class A	(29,253)	(9,452)
* G-III Apparel Group Ltd.	(245,963)	(9,268)
* Amazon.com Inc.	(6,175)	(8,937)
Core-Mark Holding Co. Inc.	(405,706)	(8,625)
Genuine Parts Co.	(95,811)	(8,608)
* GCI Liberty Inc. - Class A	(162,668)	(8,599)
Foot Locker Inc.	(188,731)	(8,595)
NIKE Inc. Class B	(128,191)	(8,517)
Adient plc	(138,696)	(8,288)
Monro Inc.	(153,950)	(8,252)
Mattel Inc.	(626,574)	(8,239)
* Liberty Broadband Corp.	(95,410)	(8,176)
* Fiesta Restaurant Group Inc.	(429,527)	(7,946)
Nexstar Media Group Inc. Class A	(117,360)	(7,804)
* IMAX Corp.	(401,553)	(7,710)
Jack in the Box Inc.	(89,422)	(7,630)
* DISH Network Corp. Class A	(192,175)	(7,281)
* Liberty Media Corp-Liberty Formula One	(235,927)	(7,278)
Red Rock Resorts Inc. Class A	(228,059)	(6,678)
Bed Bath & Beyond Inc.	(316,373)	(6,641)
Whirlpool Corp.	(34,546)	(5,289)
* Caesars Entertainment Corp.	(432,829)	(4,869)
* Laureate Education Inc. Class A	(293,563)	(4,036)
* Houghton Mifflin Harcourt Co.	(500,420)	(3,478)
Guess? Inc.	(159,292)	(3,304)
Advance Auto Parts Inc.	(21,634)	(2,565)
Viacom Inc. Class B	(61,761)	(1,918)
* Liberty TripAdvisor Holdings Inc. Class A	(157,585)	(1,694)
* iRobot Corp.	(19,442)	(1,248)
* Liberty Broadband Corp. Class A	(9,216)	(782)
		(239,777)
Consumer Staples (-3.2%)
Coty Inc. Class A	(470,332)	(8,607)
Molson Coors Brewing Co. Class B	(113,091)	(8,519)
Casey's General Stores Inc.	(74,502)	(8,178)

Universal Corp.	(157,378)	(7,633)
PriceSmart Inc.	(90,802)	(7,587)
Altria Group Inc.	(107,222)	(6,682)
Bunge Ltd.	(54,014)	(3,994)
Church & Dwight Co. Inc.	(29,581)	(1,490)
Dean Foods Co.	(90,302)	(778)
		(53,468)
Energy (-5.6%)
* Cheniere Energy Inc.	(171,627)	(9,173)
Baker Hughes a GE Co.	(324,058)	(8,999)
Nabors Industries Ltd.	(1,274,379)	(8,908)
SemGroup Corp. Class A	(389,182)	(8,329)
* Superior Energy Services Inc.	(987,721)	(8,326)
Targa Resources Corp.	(184,750)	(8,129)
Ensco plc Class A	(1,818,929)	(7,985)
* Weatherford International plc	(3,265,768)	(7,479)
Range Resources Corp.	(513,215)	(7,462)
* Forum Energy Technologies Inc.	(363,917)	(4,003)
World Fuel Services Corp.	(162,983)	(4,001)
Green Plains Inc.	(199,814)	(3,357)
* Dril-Quip Inc.	(45,891)	(2,056)
* Extraction Oil & Gas Inc.	(150,300)	(1,722)
Scorpio Tankers Inc.	(779,972)	(1,529)
Patterson-UTI Energy Inc.	(58,805)	(1,030)
		(92,488)
Financials (-18.7%)
Aspen Insurance Holdings Ltd.	(234,290)	(10,508)
Axis Capital Holdings Ltd.	(182,146)	(10,486)
MarketAxess Holdings Inc.	(45,612)	(9,918)
* Markel Corp.	(8,346)	(9,767)
* LendingClub Corp.	(2,652,301)	(9,283)
First Republic Bank	(98,722)	(9,143)
Chemical Financial Corp.	(166,627)	(9,111)
Pinnacle Financial Partners Inc.	(140,657)	(9,030)
United Bankshares Inc.	(255,784)	(9,016)
Renasant Corp.	(210,563)	(8,961)
First Midwest Bancorp Inc.	(363,118)	(8,929)
Capital One Financial Corp.	(92,239)	(8,838)
Alleghany Corp.	(14,323)	(8,801)
FNB Corp.	(654,264)	(8,800)
* Berkshire Hathaway Inc. Class B	(44,018)	(8,781)
* Enstar Group Ltd.	(41,481)	(8,721)
Goldman Sachs Group Inc.	(34,372)	(8,657)
IBERIABANK Corp.	(110,901)	(8,650)
First Horizon National Corp.	(453,054)	(8,531)
American International Group Inc.	(155,844)	(8,481)
Home BancShares Inc.	(371,064)	(8,464)
Banner Corp.	(152,309)	(8,452)
Popular Inc.	(201,791)	(8,398)
Sterling Bancorp	(371,730)	(8,382)
White Mountains Insurance Group Ltd.	(10,154)	(8,352)
* Arch Capital Group Ltd.	(96,187)	(8,233)
* Brighthouse Financial Inc.	(147,592)	(7,586)
South State Corp.	(80,887)	(6,900)
Hope Bancorp Inc.	(351,069)	(6,386)
Community Bank System Inc.	(117,721)	(6,305)

Investors Bancorp Inc.	(446,748)	(6,094)
* PRA Group Inc.	(133,922)	(5,089)
PacWest Bancorp	(87,210)	(4,319)
RenaissanceRe Holdings Ltd.	(30,847)	(4,273)
* Signature Bank	(27,360)	(3,884)
Mercury General Corp.	(74,878)	(3,435)
Old National Bancorp	(192,186)	(3,248)
Financial Engines Inc.	(83,016)	(2,905)
James River Group Holdings Ltd.	(78,731)	(2,792)
Valley National Bancorp	(217,155)	(2,706)
CenterState Bank Corp.	(93,735)	(2,487)
Bank of the Ozarks	(49,696)	(2,399)
* First BanCorp	(224,368)	(1,351)
* Pacific Premier Bancorp Inc.	(28,680)	(1,153)
* SLM Corp.	(86,969)	(975)
Columbia Banking System Inc.	(22,864)	(959)
Northwest Bancshares Inc.	(52,098)	(863)
RLI Corp.	(9,207)	(584)
		(309,386)
Health Care (-9.6%)
* DexCom Inc.	(165,686)	(12,287)
* Penumbra Inc.	(89,512)	(10,352)
* Nevro Corp.	(112,796)	(9,776)
* Ultragenyx Pharmaceutical Inc.	(191,012)	(9,740)
* Avexis Inc.	(75,737)	(9,360)
* Natus Medical Inc.	(271,833)	(9,147)
* Sage Therapeutics Inc.	(56,504)	(9,101)
* Aerie Pharmaceuticals Inc.	(156,260)	(8,477)
Owens & Minor Inc.	(543,791)	(8,456)
* Sarepta Therapeutics Inc.	(102,952)	(7,628)
Dentsply Sirona Inc.	(142,866)	(7,188)
* Bluebird Bio Inc.	(41,779)	(7,134)
* Acceleron Pharma Inc.	(181,816)	(7,109)
* Clovis Oncology Inc.	(130,598)	(6,896)
* Brookdale Senior Living Inc.	(823,216)	(5,524)
* TESARO Inc.	(91,196)	(5,211)
* ICU Medical Inc.	(20,152)	(5,086)
* Envision Healthcare Corp.	(130,145)	(5,001)
* Spark Therapeutics Inc.	(73,157)	(4,871)
* HMS Holdings Corp.	(120,724)	(2,033)
* Ligand Pharmaceuticals Inc.	(11,730)	(1,937)
* Portola Pharmaceuticals Inc.	(51,926)	(1,696)
* BioTelemetry Inc.	(43,336)	(1,346)
* Insmed Inc.	(47,299)	(1,065)
* Varex Imaging Corp.	(24,508)	(877)
* Omnicell Inc.	(18,582)	(806)
* Biohaven Pharmaceutical Holding Co. Ltd.	(31,125)	(802)
		(158,906)
Industrials (-14.1%)
Cubic Corp.	(151,192)	(9,616)
Wabtec Corp.	(113,772)	(9,261)
Flowserve Corp.	(212,329)	(9,200)
Allegiant Travel Co. Class A	(51,531)	(8,892)
Knight-Swift Transportation Holdings Inc.	(192,299)	(8,848)
* NOW Inc.	(864,126)	(8,831)
ABM Industries Inc.	(255,378)	(8,550)

General Electric Co.	(634,244)	(8,550)
United Parcel Service Inc. Class B	(81,542)	(8,534)
* Kirby Corp.	(110,442)	(8,498)
Tennant Co.	(124,749)	(8,445)
Nielsen Holdings plc	(263,077)	(8,363)
Macquarie Infrastructure Corp.	(224,406)	(8,287)
* Spirit Airlines Inc.	(210,922)	(7,969)
Acuity Brands Inc.	(54,614)	(7,602)
* Esterline Technologies Corp.	(103,671)	(7,583)
Parker-Hannifin Corp.	(42,950)	(7,346)
* SiteOne Landscape Supply Inc.	(95,233)	(7,337)
Cintas Corp.	(42,016)	(7,167)
Carlisle Cos. Inc.	(67,537)	(7,052)
* Middleby Corp.	(53,760)	(6,655)
* MRC Global Inc.	(400,743)	(6,588)
Healthcare Services Group Inc.	(147,882)	(6,430)
* Clean Harbors Inc.	(124,422)	(6,073)
Covanta Holding Corp.	(413,799)	(6,000)
* Team Inc.	(384,123)	(5,282)
Astec Industries Inc.	(80,303)	(4,431)
* Welbilt Inc.	(172,804)	(3,361)
John Bean Technologies Corp.	(27,944)	(3,169)
* WageWorks Inc.	(62,630)	(2,831)
Hubbell Inc. Class B	(20,850)	(2,539)
Matson Inc.	(73,186)	(2,096)
CH Robinson Worldwide Inc.	(21,040)	(1,972)
* Chart Industries Inc.	(26,906)	(1,588)
* Tutor Perini Corp.	(59,389)	(1,309)
Actuant Corp. Class A	(52,160)	(1,213)
* Hub Group Inc. Class A	(28,823)	(1,206)
* Genesee & Wyoming Inc. Class A	(15,452)	(1,094)
* JELD-WEN Holding Inc.	(30,501)	(934)
Johnson Controls International plc	(24,774)	(873)
Apogee Enterprises Inc.	(19,634)	(851)
		(232,426)
Information Technology (-15.9%)
j2 Global Inc.	(124,025)	(9,788)
* Akamai Technologies Inc.	(136,813)	(9,711)
* Ultimate Software Group Inc.	(39,031)	(9,512)
* Integrated Device Technology Inc.	(305,201)	(9,327)
* 8x8 Inc.	(498,102)	(9,290)
* Guidewire Software Inc.	(114,189)	(9,230)
Analog Devices Inc.	(101,193)	(9,222)
* Ellie Mae Inc.	(97,904)	(9,001)
CA Inc.	(264,854)	(8,979)
Cisco Systems Inc.	(207,285)	(8,890)
* Inphi Corp.	(292,602)	(8,807)
* eBay Inc.	(218,314)	(8,785)
* NetScout Systems Inc.	(328,834)	(8,665)
* Gartner Inc.	(73,211)	(8,611)
* Tyler Technologies Inc.	(40,391)	(8,521)
* Electronics For Imaging Inc.	(309,312)	(8,453)
Symantec Corp.	(322,468)	(8,336)
Corning Inc.	(297,630)	(8,298)
Xperi Corp.	(382,791)	(8,096)
* Finisar Corp.	(508,875)	(8,045)
* Keysight Technologies Inc.	(152,628)	(7,996)

* ViaSat Inc.	(119,913)	(7,881)
SS&C Technologies Holdings Inc.	(137,930)	(7,399)
* MACOM Technology Solutions Holdings Inc.	(441,697)	(7,332)
FLIR Systems Inc.	(136,679)	(6,835)
QUALCOMM Inc.	(120,435)	(6,673)
AVX Corp.	(342,113)	(5,662)
* FleetCor Technologies Inc.	(24,617)	(4,985)
* Veeco Instruments Inc.	(293,070)	(4,982)
* Nuance Communications Inc.	(270,978)	(4,268)
* Cardtronics plc Class A	(163,280)	(3,643)
* Black Knight Inc.	(57,406)	(2,704)
* Qorvo Inc.	(35,346)	(2,490)
* Worldpay Inc. Class A	(30,254)	(2,488)
* Infinera Corp.	(224,742)	(2,441)
TiVo Corp.	(178,987)	(2,425)
Dolby Laboratories Inc. Class A	(26,053)	(1,656)
* MicroStrategy Inc. Class A	(12,027)	(1,551)
* Shutterstock Inc.	(27,811)	(1,339)
LogMeIn Inc.	(6,703)	(775)
International Business Machines Corp.	(2,796)	(429)
		(263,521)
Materials (-7.8%)
Ecolab Inc.	(67,738)	(9,285)
Martin Marietta Materials Inc.	(41,932)	(8,693)
Mosaic Co.	(348,102)	(8,452)
DowDuPont Inc.	(131,455)	(8,375)
* Axalta Coating Systems Ltd.	(270,729)	(8,173)
Vulcan Materials Co.	(71,477)	(8,161)
Compass Minerals International Inc.	(128,901)	(7,773)
NewMarket Corp.	(18,889)	(7,587)
Nucor Corp.	(123,094)	(7,520)
* GCP Applied Technologies Inc.	(258,660)	(7,514)
Hecla Mining Co.	(1,999,001)	(7,336)
Valvoline Inc.	(310,793)	(6,878)
International Flavors & Fragrances Inc.	(47,886)	(6,556)
* Coeur Mining Inc.	(792,805)	(6,342)
HB Fuller Co.	(107,742)	(5,358)
Tahoe Resources Inc.	(1,049,247)	(4,921)
RPM International Inc.	(95,348)	(4,545)
* AK Steel Holding Corp.	(615,725)	(2,789)
Worthington Industries Inc.	(46,544)	(1,998)
		(128,256)
Real Estate (-5.5%)
Rayonier Inc.	(273,225)	(9,612)
American Campus Communities Inc.	(234,134)	(9,042)
Education Realty Trust Inc.	(260,981)	(8,547)
Federal Realty Investment Trust	(71,556)	(8,308)
Vornado Realty Trust	(121,699)	(8,190)
* Equity Commonwealth	(250,523)	(7,684)
Boston Properties Inc.	(56,065)	(6,908)
Colony NorthStar Inc. Class A	(1,143,532)	(6,427)
Acadia Realty Trust	(236,100)	(5,808)
Macerich Co.	(101,910)	(5,709)
Taubman Centers Inc.	(76,358)	(4,345)
Mid-America Apartment Communities Inc.	(46,161)	(4,212)
Physicians Realty Trust	(109,703)	(1,708)

Empire State Realty Trust Inc.	(93,428)	(1,569)
Tanger Factory Outlet Centers Inc.	(65,936)	(1,451)
American Homes 4 Rent Class A	(57,131)	(1,147)
Paramount Group Inc.	(61,149)	(871)
Park Hotels & Resorts Inc.		—
JBG SMITH Properties		—
		(91,538)
Telecommunication Services (-0.8%)
CenturyLink Inc.	(412,404)	(6,776)
Consolidated Communications Holdings Inc.	(503,490)	(5,518)
		(12,294)
Utilities (-2.7%)
Southern Co.	(201,251)	(8,988)
PPL Corp.	(305,550)	(8,644)
Pattern Energy Group Inc. Class A	(459,215)	(7,940)
Aqua America Inc.	(144,027)	(4,906)
New Jersey Resources Corp.	(120,585)	(4,835)
Ormat Technologies Inc.	(77,603)	(4,375)
South Jersey Industries Inc.	(108,398)	(3,053)
Edison International	(34,405)	(2,190)
		(44,931)
Total Common Stocks Sold Short (Proceeds $1,613,681)		(1,626,991)
Temporary Cash Investment (2.5%)
Money Market Fund (2.5%)
1,2 Vanguard Market Liquidity Fund, 1.775% (Cost $41,534)	415,358	41,536
†,2 Other Assets and Liabilities-Net (97.3%)		1,609,152
Net Assets (100%)		1,654,370

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,223,000.
* Non-income-producing security.
† Long security positions with a value of $1,034,719,000 and cash of $1,634,992,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $15,548,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long

Market Neutral Fund

security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated.

This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At March 31, 2018, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

D. At March 31, 2018, the cost of long security positions for tax purposes was $1,417,425,000. Net unrealized appreciation of long security positions for tax purposes was $254,784,000, consisting of unrealized gains of $291,394,000 on securities that had risen in value since their purchase and $36,610,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $13,310,000, consisting of unrealized gains of $134,019,000 on securities that had fallen in value since their purchase and $147,329,000 in unrealized losses on securities that had risen in value since their sale.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONTGOMERY FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: May 17, 2018

VANGUARD MONTGOMERY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 17, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.